Common Stock and Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2022
Redeemable Convertible Preferred Stock [Abstract]
Common Stock and Redeemable Convertible Preferred Stock

9.      Common Stock and Redeemable Convertible Preferred Stock

As of December 31, 2022 and 2021, the Company was authorized to issue 400,000,000 shares of common stock and 232,000,000 shares of common stock, respectively. The voting, dividend and liquidation rights of the holders of the Company’s stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock (see Note 10).

Redeemable Convertible Preferred Stock

As of December 31, 2022, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 10,000,000 shares of $0.01 par value preferred stock. The redeemable convertible preferred stock is classified outside of stockholders’ deficit because the shares contain certain redemption features that are not solely within the control of the Company.

During 2015, the Company issued and sold 2,000,000 shares of Series A redeemable convertible preferred stock at a price of $5.00 per share, for aggregate proceeds of $10.0 million. In connection with the issuance, the Company issued warrants to purchase 2,300,000 shares of common stock.

During 2017, the Company issued and sold 2,000,000 shares of Series A redeemable convertible preferred stock at a price of $5.00 per share, for aggregate proceeds of $10.0 million. In connection with the issuance, the Company issued warrants to purchase 2,300,000 shares of common stock.

As described in Note 1, in connection with the Merger, each share of Envoy redeemable convertible preferred stock, par value $0.01 per share, issued and outstanding immediately prior to the Closing, which totaled 4,000,000 shares, were converted into 20,000,000 shares of Envoy Common Stock and subsequently exchanged for 1,272,055 shares of New Envoy Class A Common Stock.

Contingent Sponsor Shares

Pursuant to the Sponsor Support Agreement, 1,000,000 shares of New Envoy Class A Common Stock held by the Sponsor shall be unvested and subject to the restrictions and forfeiture provisions set forth in the Sponsor Support Agreement (the “Contingent Sponsor Shares”). The Contingent Sponsor Shares shall vest upon the United States Food and Drug Administration’s approval of the Company’s Acclaim cochlear implant device (the “FDA Approval”). If a change of control of the Company shall occur following the Closing, then the conditions for vesting of any Contingent Sponsor Shares that remain unvested as of immediately prior to the consummation of the change of control shall be deemed to have been achieved and such Contingent Sponsor Shares shall immediately vest as of immediately prior to the consummation of such change of control.

The Contingent Sponsor Shares meets the definition of a derivative, but meets the criteria to be considered indexed to the Company’s stock and the equity-classification criteria. Accordingly, the Contingent Sponsor Shares are classified as permanent equity.

Common Stock Warrants (Related Party)

Between November 2013 and July 2022, the Company issued warrants to purchase shares of Envoy Common Stock to stockholders in connection with the issuance of the Convertible Notes and the issuance of Envoy Preferred Stock.

In July 2022, the Company issued a warrant to purchase 1,150,000 shares of Envoy Common Stock to one stockholder in connection with the 2012 Convertible Note (see Note 9). Upon issuance, the holder’s exercise of the warrants was conditioned on the Company increasing its authorized shares. As there were insufficient authorized shares available at the time of issuance, the warrant was classified as a liability and measured at fair value as of December 31, 2022. The Company incurred an expense of $0.1 million upon the issuance of the warrant.

On April 17, 2023, the common stock warrants were amended to provide for automatic cashless exercise or cancellation of the warrants immediately prior to the Merger. On September 29, 2023, the warrants were canceled or converted on a net exercise basis into shares of New Envoy Class A Common Stock. Out of the 8,695,000 warrants outstanding prior to the Merger, 70,000 were converted into 2,702 shares of New Envoy Class A Common Stock. Out of the remaining 8,625,000 warrants that were forfeited as part of the Business Combination, 1,150,000 were classified as a liability in the Company’s historical financial statements. The forfeiture of the liability classified warrants was recorded as a gain of $0.2 million in the unaudited condensed consolidated statements of operations and comprehensive income (loss) for the nine-months ended September 30, 2023.

The following table summarizes the Company’s outstanding common stock warrants as of December 31, 2022:

Year of issue	Numbers of Shares Issuable	Exercise Price	Expiration Date	Classification
2013	70,000	$0.25	Nov – 2023	Equity
2015	2,300,000	$1.00	Nov – 2025	Equity
2017	2,300,000	$1.00	Aug – 2027	Equity
2018	805,000	$1.00	Jan – 2029	Equity
2019	920,000	$1.00	Dec – 2029	Equity
2021	1,150,000	$1.00	Dec – 2030	Equity
2022	1,150,000	$1.00	July – 2032	Liability
	8,695,000